UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  5/11/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $      509,052
                                         --------------
                                         (In Thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABBOTT LABS                COM            002824100    12564   205000 SH       SOLE                 205000      0    0
AVIS BUDGET GROUP          COM            053774105    14150  1000000 SH  CALL SOLE                1000000      0    0
BEAM INC                   COM            073730103    11011   188000 SH       SOLE                 188000      0    0
BMC SOFTWARE INC           COM            055921100    16466   410000 SH       SOLE                 410000      0    0
CARMAX INC                 COM            143130102    13860   400000 SH  PUT  SOLE                 400000      0    0
COMVERSE TECHNOLOGY INC    COM PAR $0.10  205862402     7488  1090000 SH       SOLE                1090000      0    0
CYTEC INDS INC             COM            232820100    14346   236000 SH       SOLE                 236000      0    0
DISH NETWORK CORP          CL A           25470M109     8377   254400 SH       SOLE                 254400      0    0
HUNTSMAN CORP              COM            447011107     1265    90300 SH  PUT  SOLE                  90300      0    0
ILLUMINA INC               COM            452327109    15783   300000 SH       SOLE                 300000      0    0
ILLUMINA INC               COM            452327109    26305   500000 SH  PUT  SOLE                 500000      0    0
IRON MTN INC               COM            462846106    11376   395000 SH  CALL SOLE                 395000      0    0
ISHARES INC                MSCI TAIWAN    464286731    10688   796700 SH  PUT  SOLE                 796700      0    0
ISHARES TR                 DJ US REAL EST 464287739     3738    60000 SH  PUT  SOLE                  60000      0    0
KINDER MORGAN INC DEL      COM            49456B101    17304   447700 SH  CALL SOLE                 447700      0    0
LOOPNET INC                COM            543524300    32489  1730000 SH       SOLE                1730000      0    0
MEDCO HEALTH SOLUTIONS INC COM            58405U102    17575   250000 SH  CALL SOLE                 250000      0    0
OCWEN FINL CORP            COM NEW        675746309     6799   435000 SH       SOLE                 435000      0    0
RSC HOLDINGS INC           COM            74972L102    13847   612989 SH       SOLE                 612989      0    0
SELECT SECTOR SPDR TR      SBI HEALTHCARE 81369Y209    10907   290000 SH  PUT  SOLE                 290000      0    0
SELECT SECTOR SPDR TR      TECHNOLOGY     81369Y803    14778   490000 SH  PUT  SOLE                 490000      0    0
SELECT SECTOR SPDR TR      SBI INT-FINL   81369Y605     7582   480000 SH  PUT  SOLE                 480000      0    0
SELECT SECTOR SPDR TR      SBI MATERIALS  81369Y100    11830   320000 SH  PUT  SOLE                 320000      0    0
SOLUTIA INC                COM NEW        834376501    33391  1195100 SH       SOLE                1195100      0    0
SPDR S&P 500 ETF TR        TR UNIT        78462F103   110001   781200 SH  PUT  SOLE                 781200      0    0
TEXTRON INC                COM            883203101    14945   537000 SH       SOLE                 537000      0    0
TYCO INTERNATIONAL LTD     SHS            H89128104    15056   268000 SH       SOLE                 268000      0    0
VISTEON CORP               COM NEW        92839U206     7386   139354 SH       SOLE                 139354      0    0
WALGREEN CO                COM            931422109     6041   180400 SH  PUT  SOLE                 180400      0    0
YAHOO INC                  COM            984332106    21704  1426000 SH       SOLE                1426000      0    0


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